Note 37	6 Months Ended
Jun. 30, 2021
Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]	Other operating income and expense
The breakdown of the balance under the heading “Other operating income” in the accompanying condensed consolidated income statements is as follows:

Other operating income (Millions of Euros)
	June 2021	June 2020
Gains from sales of non-financial services	168	115
Hyperinflation adjustment	82	39
Other operating income	90	67
Total	340	221
The breakdown of the balance under the heading “Other operating expense” in the accompanying condensed consolidated income statements is as follows:

Other operating expense (Millions of Euros)
	June 2021	June 2020
Change in inventories	83	55
Contributions to guaranteed banks deposits funds	401	381
Hyperinflation adjustment	280	161
Other operating expense	232	218
Total	997	814